Stock-Based Compensation, U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) (U.S. Cellular, US Cellular Common Shares, USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2005 Long-Term Incentive Plan | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	845,000
Granted number of shares	468,000
Vested number of shares	(225,000)
Forfeited number of shares	(75,000)
Nonvested stock units, end of period - Number of shares	1,013,000	845,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 42.48
Granted weighted average grant date fair value	$ 39.75	$ 49.35	$ 42.21
Vested weighted average grant date fair value	$ 32.96
Forfeited weighted average grant date fair value	$ 43.74
Nonvested stock units - end of period weighted average grant date fair value	$ 43.24	$ 42.48
Fair value of vested stock units	$ 8.9	$ 9.5	$ 4.7
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 42.37	$ 48.72	$ 40.76
Fair value of vested stock units	0.1	0.1	0.4
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	7,000
Vested number of shares, unissued, fair value	$ 0.2
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	7,600	6,600	9,000